Lease liabilities and right-of-use assets - Accretion of interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accretion of interest allocated
Lease finance charges (Note 18.3)	$ 73,528	$ 127,426	$ 341,510
Finance Costs [member]
Accretion of interest allocated
Lease finance charges (Note 18.3)	25,121	49,248	110,174
Discontinued operations
Accretion of interest allocated
Lease finance charges (Note 18.3)	$ 48,407	$ 78,178	$ 231,336